Description of Business (Details) (USD $)	0 Months Ended		1 Months Ended	6 Months Ended	12 Months Ended				0 Months Ended
	May 15, 2013	Dec. 07, 2012	Jun. 30, 2013	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 01, 2011	Aug. 01, 2008	Jan. 14, 2010 Digital Comm, Inc. [Member]	Sep. 13, 2012 Digital Comm, Inc. [Member]	Dec. 31, 2011 Rives-Monteiro Engineering LLC [Member]	Dec. 31, 2011 Rives-Monteiro Leasing, LLC [Member]	Dec. 29, 2011 Rives-Monteiro Leasing, LLC [Member]	Dec. 17, 2012 ERFS [Member]
Description of Business (Textual)
Exchange shares of Genesis			203,735		10,000	17,000			50,000,000
Percentage of outstanding shares of common stock sold										60.00%
Equity method investment, ownership percentage											49.00%	100.00%	100.00%	100.00%
Percentage of equity interest company has option to purchase for nominal sum at any time											51.00%
Common stock, par value			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Increase authorized share of common stock			500,000,000	500,000,000	500,000,000	500,000,000		500,000,000
Preferred stock, par value					$ 0.0001			$ 0.0001
Increased authorized shares of preferred stock in August 1, 2008					50,000,000		50,000,000	50,000,000
Reverse stock split	1-for-4	1-for-125
Percentage of retained outstanding stock				40.00%	40.00%